Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 801,311	$ 2,821,570	$ 11,413,759
Accounts and other receivables, net	1,595,626	811,674	10,489
Inventory	29,768	18,484	5,540
Prepaid expenses and other current assets	253,726	321,017	531,899
Total current assets	2,680,431	3,972,745	11,961,687
Non-current assets:
Property and equipment, net	449,250	458,633	214,438
Operating lease right-of-use asset, net	324,942	370,312
Finance lease right-of-use asset, net	973,358	1,165,844
Goodwill	1,404,486	1,404,486
Intangible assets, net	804,306	833,472
Other assets	19,675	16,060	6,000
Total assets	6,656,448	8,221,552	12,182,125
Current liabilities:
Accounts payable	848,102	604,789	345,042
Accrued expenses	969,093	1,149,811	541,894
Unearned revenue	26,135	33,058
Operating lease liability, current portion	98,593	94,708
Finance lease liability, current portion	380,259	365,463
Loan payable			251,746
Notes payable, current portion	4,106
Total current liabilities	2,326,288	2,247,829	1,138,682
Non-current liabilities
Finance lease liability, net of current portion	641,566	835,467
Operating lease liability, net of current portion	232,714	283,001
Notes payable, net of current portion	22,766
Total liabilities	3,223,334	3,366,297	1,138,682
Commitments and contingencies (See Note 10)
Stockholders’ equity:
Preferred stock, no shares issued or outstanding at December 31, 2023 and 2022, respectively
Common stock, par value $0.007 per share; 25,000,000 and 14,285,714 shares authorized; 9,394,610 and 8,381,324 shares issued and outstanding as of December 31, 2023 and 2022, respectively	79,407	65,762	58,669
Additional paid-in capital	52,030,280	49,393,972	47,652,242
Accumulated deficit	(48,676,573)	(44,604,479)	(36,667,468)
Total stockholders’ equity	3,433,114	4,855,255	11,043,443
Total liabilities and stockholders’ equity	$ 6,656,448	$ 8,221,552	$ 12,182,125